Investments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 136,285	$ 153,424	$ 130,169
Other non-current assets	2,501	2,315
Total assets	181,645	217,067
Current liabilities	31,460	33,860
Non-current liabilities	90,835	104,232
Shareholders' equity	59,350	78,975	69,836	$ 69,812
Non-controlling interest	244	392
Total liabilities and equity	181,645	217,067
Sales revenues	91,416	102,409	124,474
Net income for the year	7,605	24,995	$ 36,755
Countries Of Domicile [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets	6,102	7,910
Non-current assets	3,365	2,591
Property, plant and equipment	6,594	8,082
Other non-current assets	1,267	1,263
Total assets	17,328	19,846
Current liabilities	4,554	5,096
Non-current liabilities	12,641	13,182
Shareholders' equity	43	1,690
Non-controlling interest	90	(122)
Total liabilities and equity	17,328	19,846
Sales revenues	14,430	14,199
Net income for the year	$ (2,119)	$ (849)
Countries Of Domicile [Member] | Total for all associates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	18.80%
Countries Of Domicile [Member] | Total for all associates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	38.80%	38.80%
Countries Of Domicile [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 345	$ 330
Non-current assets	242	272
Property, plant and equipment	418	525
Other non-current assets	29	41
Total assets	1,034	1,168
Current liabilities	284	313
Non-current liabilities	498	533
Shareholders' equity	246	315
Non-controlling interest	6	7
Total liabilities and equity	1,034	1,168
Sales revenues	786	1,036
Net income for the year	$ (25)	$ 5
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Total for all joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Total for all joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	50.00%	50.00%
MP Gulf of Mexico, LLC [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 400	$ 537
Non-current assets	6	66
Property, plant and equipment	1,808	1,863
Other non-current assets		1
Total assets	2,214	2,467
Current liabilities	315	365
Non-current liabilities	425	424
Shareholders' equity	1,176	1,336
Non-controlling interest	298	342
Total liabilities and equity	2,214	2,467
Sales revenues	1,124	907
Net income for the year	481	408
Other Companies Abroad [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	271	275
Non-current assets	22	9
Property, plant and equipment	305	189
Total assets	598	473
Current liabilities	99	70
Non-current liabilities	19	52
Shareholders' equity	480	351
Total liabilities and equity	598	473
Sales revenues	149
Net income for the year	$ 208	$ 21
Other Companies Abroad [Member] | Total for all joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	34.00%	34.00%
Other Companies Abroad [Member] | Total for all joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	45.00%	45.00%